Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.
(a)
............... 5,870 $ 1,091,409
HEICO Corp. ..................... 3,310 582,494
HEICO Corp., Class A ................ 5,946 834,521
Howmet Aerospace, Inc. .............. 31,040 1,587,386
Huntington Ingalls Industries, Inc. ........ 1,703 391,128
Textron, Inc. ...................... 5,581 434,034
TransDigm Group, Inc. ............... 4,388 3,947,971
8,868,943
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. .......... 3,067 307,252
Expeditors International of Washington, Inc. . 5,132 653,304
960,556
Automobile Components — 0.2%
Aptiv plc
(a)
........................ 22,627 2,477,430
BorgWarner, Inc. ................... 7,797 362,561
Lear Corp. ....................... 1,830 283,211
3,123,202
Automobiles — 3.4%
(a)
Lucid Group, Inc.
(b)
.................. 68,359 520,212
Tesla, Inc. ........................ 226,077 60,459,772
60,979,984
Banks — 0.1%
First Citizens BancShares, Inc., Class A .... 995 1,424,143
Beverages — 1.1%
Brown-Forman Corp., Class A .......... 4,654 334,669
Brown-Forman Corp., Class B, NVS ...... 15,487 1,093,382
Coca-Cola Co. (The) ................ 119,833 7,421,258
Monster Beverage Corp.
(a)
............. 64,121 3,686,316
PepsiCo, Inc. ..................... 37,015 6,938,832
19,474,457
Biotechnology — 1.2%
(a)
Alnylam Pharmaceuticals, Inc. .......... 10,415 2,035,091
Apellis Pharmaceuticals, Inc. ........... 8,281 213,236
BioMarin Pharmaceutical, Inc. .......... 15,702 1,380,677
Exact Sciences Corp. ................ 15,090 1,471,879
Horizon Therapeutics plc .............. 9,162 918,674
Incyte Corp. ...................... 15,584 993,012
Karuna Therapeutics, Inc. ............. 1,393 278,280
Neurocrine Biosciences, Inc. ........... 8,166 832,034
Regeneron Pharmaceuticals, Inc. ........ 3,274 2,429,013
Sarepta Therapeutics, Inc. ............. 7,792 844,575
Seagen, Inc. ...................... 11,607 2,225,990
Vertex Pharmaceuticals, Inc. ........... 21,613 7,615,124
21,237,585
Broadline Retail — 5.9%
Amazon.com, Inc.
(a)
................. 749,079 100,136,881
Coupang, Inc., Class A
(a)(b)
............. 58,029 1,053,226
eBay, Inc. ........................ 19,474 866,788
Etsy, Inc.
(a)
....................... 10,476 1,064,885
MercadoLibre, Inc.
(a)(b)
................ 3,877 4,799,920
107,921,700
Building Products — 0.5%
Allegion plc ....................... 4,522 528,441
AO Smith Corp. .................... 5,768 418,930
Builders FirstSource, Inc.
(a)
............ 5,774 833,939
Carlisle Cos., Inc. .................. 2,771 768,121
Carrier Global Corp. ................. 25,511 1,519,180
Johnson Controls International plc ....... 19,514 1,357,199
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. ............. 1,306 $ 479,876
Trane Technologies plc ............... 12,881 2,568,987
8,474,673
Capital Markets — 1.7%
Ameriprise Financial, Inc. ............. 3,572 1,244,663
Ares Management Corp., Class A ........ 13,437 1,333,219
Blackstone, Inc., Class A .............. 16,828 1,763,406
Charles Schwab Corp. (The) ........... 45,814 3,028,305
FactSet Research Systems, Inc. ......... 3,241 1,409,965
Interactive Brokers Group, Inc., Class A .... 8,568 748,243
Intercontinental Exchange, Inc. ......... 23,574 2,706,295
LPL Financial Holdings, Inc. ............ 6,495 1,489,693
MarketAxess Holdings, Inc. ............ 3,167 852,620
Moody's Corp. ..................... 9,201 3,245,653
Morningstar, Inc. ................... 2,162 498,298
MSCI, Inc. ....................... 6,719 3,682,550
Nasdaq, Inc. ...................... 11,321 571,597
Raymond James Financial, Inc. ......... 8,672 954,527
S&P Global, Inc. ................... 16,776 6,618,300
SEI Investments Co. ................. 4,328 272,621
30,419,955
Chemicals — 1.2%
Air Products & Chemicals, Inc. .......... 7,713 2,355,010
Albemarle Corp. ................... 5,217 1,107,465
Corteva, Inc. ...................... 25,134 1,418,312
DuPont de Nemours, Inc. ............. 17,249 1,339,040
Ecolab, Inc. ...................... 13,559 2,483,195
FMC Corp. ....................... 4,200 404,166
Linde plc ........................ 18,900 7,383,663
Olin Corp. ........................ 4,069 234,700
PPG Industries, Inc. ................. 12,140 1,746,946
RPM International, Inc. ............... 5,536 571,924
Sherwin-Williams Co. (The) ............ 7,152 1,977,528
Westlake Corp. .................... 1,676 230,450
21,252,399
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 5,513 2,767,747
Copart, Inc.
(a)
..................... 35,898 3,173,024
Republic Services, Inc. ............... 9,158 1,383,865
Rollins, Inc. ....................... 19,697 804,228
Tetra Tech, Inc. .................... 4,513 763,645
Waste Management, Inc. .............. 14,100 2,309,439
11,201,948
Communications Equipment — 0.3%
Arista Networks, Inc.
(a)
............... 20,998 3,256,580
F5, Inc.
(a)
........................ 1,696 268,375
Motorola Solutions, Inc. .............. 8,062 2,310,811
5,835,766
Construction & Engineering — 0.2%
AECOM ......................... 5,890 512,430
EMCOR Group, Inc. ................. 2,293 493,086
Quanta Services, Inc. ................ 7,890 1,590,782
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 16,924 811,506
3,407,804
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 5,213 2,327,396
Vulcan Materials Co. ................ 11,167 2,462,323
4,789,719
Consumer Finance — 0.1%
Discover Financial Services ............ 12,999 1,372,044

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 5,628 $ 373,193
Casey's General Stores, Inc. ........... 1,973 498,498
Costco Wholesale Corp. .............. 37,217 20,866,456
Dollar General Corp. ................ 5,705 963,346
Dollar Tree, Inc.
(a)
................... 17,400 2,685,342
Performance Food Group Co.
(a)
......... 13,232 790,744
Sysco Corp. ...................... 42,619 3,252,256
US Foods Holding Corp.
(a)
............. 12,008 513,102
29,942,937
Containers & Packaging — 0.1%
Avery Dennison Corp. ................ 2,836 521,852
Ball Corp. ........................ 11,808 693,012
Crown Holdings, Inc. ................ 3,418 317,054
1,531,918
Distributors — 0.1%
Genuine Parts Co. .................. 5,529 860,976
LKQ Corp. ....................... 6,463 354,108
Pool Corp. ....................... 1,965 756,014
1,971,098
Diversified Consumer Services — 0.0%
Service Corp. International ............ 4,978 331,784
Electric Utilities — 0.4%
Constellation Energy Corp. ............ 27,324 2,640,865
NextEra Energy, Inc. ................ 66,524 4,876,209
NRG Energy, Inc. ................... 6,100 231,739
7,748,813
Electrical Equipment — 0.4%
AMETEK, Inc. ..................... 19,340 3,067,324
Hubbell, Inc. ...................... 4,520 1,410,240
Rockwell Automation, Inc. ............. 9,609 3,231,411
7,708,975
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A ............. 28,882 2,550,569
CDW Corp. ....................... 11,349 2,123,057
Cognex Corp. ..................... 14,408 786,965
Flex Ltd.
(a)
........................ 13,352 365,311
Jabil, Inc. ........................ 6,434 712,051
Keysight Technologies, Inc.
(a)
........... 8,991 1,448,270
TE Connectivity Ltd. ................. 13,622 1,954,621
Teledyne Technologies, Inc.
(a)
........... 2,248 864,424
Trimble, Inc.
(a)(b)
.................... 9,596 516,265
Zebra Technologies Corp., Class A
(a)
...... 2,473 761,585
12,083,118
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 49,186 1,760,367
Halliburton Co. .................... 48,619 1,900,030
Schlumberger NV .................. 56,653 3,305,136
6,965,533
Entertainment — 1.7%
Electronic Arts, Inc. ................. 9,609 1,310,187
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 1,398 89,863
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 11,878 862,343
Live Nation Entertainment, Inc.
(a)
........ 12,090 1,060,897
Netflix, Inc.
(a)
...................... 37,305 16,375,776
ROBLOX Corp., Class A
(a)
............. 30,934 1,214,160
Take-Two Interactive Software, Inc.
(a)
...... 13,273 2,029,973
Walt Disney Co. (The)
(a)
.............. 88,346 7,853,076
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
.......... 75,812 $ 990,863
31,787,138
Financial Services — 4.0%
Block, Inc., Class A
(a)
................ 45,789 3,687,388
Fiserv, Inc.
(a)
...................... 24,572 3,101,232
FleetCor Technologies, Inc.
(a)
........... 3,518 875,665
Global Payments, Inc. ............... 7,302 805,046
Jack Henry & Associates, Inc. .......... 6,174 1,034,577
Mastercard, Inc., Class A .............. 70,219 27,685,947
PayPal Holdings, Inc.
(a)
............... 29,764 2,256,707
Visa, Inc., Class A .................. 135,795 32,282,545
WEX, Inc.
(a)
....................... 1,924 364,310
72,093,417
Food Products — 0.3%
Darling Ingredients, Inc.
(a)
............. 8,702 602,613
Hershey Co. (The) .................. 12,360 2,858,992
Hormel Foods Corp. ................. 7,680 313,958
Lamb Weston Holdings, Inc. ........... 12,286 1,273,198
McCormick & Co., Inc., NVS ........... 12,464 1,115,279
6,164,040
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 4,235 515,442
Ground Transportation — 0.7%
CSX Corp. ....................... 48,240 1,607,357
JB Hunt Transport Services, Inc. ........ 6,990 1,425,541
Knight-Swift Transportation Holdings, Inc. .. 4,207 255,575
Old Dominion Freight Line, Inc. ......... 7,550 3,167,149
Uber Technologies, Inc.
(a)
............. 116,969 5,785,287
U-Haul Holding Co. ................. 448 27,265
12,268,174
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.
(a)
............... 5,951 2,248,823
Boston Scientific Corp.
(a)
.............. 69,216 3,588,850
Cooper Cos., Inc. (The) .............. 2,800 1,095,528
Dexcom, Inc.
(a)
.................... 32,560 4,055,674
Edwards Lifesciences Corp.
(a)
.......... 50,899 4,177,281
GE HealthCare Technologies, Inc. ....... 11,524 898,872
Hologic, Inc.
(a)
..................... 7,285 578,575
IDEXX Laboratories, Inc.
(a)
............. 6,969 3,865,913
Insulet Corp.
(a)
..................... 5,849 1,618,711
Intuitive Surgical, Inc.
(a)
............... 29,405 9,538,982
Masimo Corp.
(a)
.................... 4,061 496,660
Penumbra, Inc.
(a)
................... 3,201 971,055
ResMed, Inc. ..................... 12,374 2,751,359
Shockwave Medical, Inc.
(a)
............. 3,076 801,606
STERIS plc ....................... 8,304 1,872,967
Stryker Corp. ..................... 19,974 5,660,831
Teleflex, Inc. ...................... 1,911 479,986
44,701,673
Health Care Providers & Services — 1.5%
agilon health, Inc.
(a)(b)
................ 24,336 466,034
Chemed Corp. ..................... 778 405,408
Elevance Health, Inc. ................ 6,319 2,980,230
Humana, Inc. ..................... 4,856 2,218,367
Molina Healthcare, Inc.
(a)
.............. 2,781 846,787
UnitedHealth Group, Inc. .............. 40,108 20,309,488
27,226,314

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc. ............ 19,871 $ 433,784
Welltower, Inc. ..................... 24,070 1,977,350
2,411,134
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)(b)
........ 12,275 2,506,800
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 59,536 1,095,462
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A
(a)(b)
............... 34,632 5,270,644
Aramark ......................... 9,299 375,401
Booking Holdings, Inc.
(a)
.............. 3,098 9,203,538
Caesars Entertainment, Inc.
(a)
.......... 18,236 1,076,289
Chipotle Mexican Grill, Inc.
(a)
........... 2,319 4,550,527
Churchill Downs, Inc. ................ 5,601 648,876
Darden Restaurants, Inc. ............. 5,244 885,816
Domino's Pizza, Inc. ................. 1,713 679,616
DoorDash, Inc., Class A
(a)
............. 22,117 2,008,002
DraftKings, Inc., Class A
(a)
............. 38,633 1,227,757
Hilton Worldwide Holdings, Inc. ......... 22,135 3,441,771
Las Vegas Sands Corp.
(a)
............. 27,488 1,644,057
Marriott International, Inc., Class A ....... 21,667 4,372,617
McDonald's Corp. .................. 25,375 7,439,950
MGM Resorts International ............ 25,256 1,282,247
Royal Caribbean Cruises Ltd.
(a)
......... 11,805 1,288,044
Starbucks Corp. .................... 96,200 9,771,034
Vail Resorts, Inc. ................... 3,426 806,789
Wynn Resorts Ltd. .................. 8,661 943,876
Yum! Brands, Inc. .................. 23,553 3,242,542
60,159,393
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 13,164 1,259,400
Clorox Co. (The) ................... 6,844 1,036,729
2,296,129
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ...................... 9,800 274,988
Industrial Conglomerates — 0.3%
General Electric Co. ................. 48,758 5,570,114
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 10,920 354,026
Prologis, Inc. ...................... 41,794 5,213,802
Rexford Industrial Realty, Inc. .......... 16,810 926,063
6,493,891
Insurance — 1.1%
American Financial Group, Inc. ......... 1,905 231,667
Aon plc, Class A ................... 9,218 2,935,933
Arch Capital Group Ltd.
(a)
............. 16,442 1,277,379
Arthur J Gallagher & Co. .............. 10,816 2,323,277
Brown & Brown, Inc. ................. 19,851 1,398,503
Cincinnati Financial Corp. ............. 5,732 616,648
Erie Indemnity Co., Class A, NVS ........ 2,069 459,235
Kinsale Capital Group, Inc. ............ 1,847 688,248
Markel Group, Inc.
(a)(b)
................ 508 736,453
Marsh & McLennan Cos., Inc. .......... 23,684 4,462,539
Progressive Corp. (The) .............. 29,254 3,685,419
RenaissanceRe Holdings Ltd. .......... 2,116 395,184
Willis Towers Watson plc .............. 4,593 970,639
WR Berkley Corp. .................. 7,711 475,692
20,656,816
Security
Shares
Shares Value
Interactive Media & Services — 5.8%
(a)
Alphabet, Inc., Class A ............... 303,678 $ 40,304,144
Alphabet, Inc., Class C, NVS ........... 261,219 34,770,861
Match Group, Inc. .................. 23,257 1,081,683
Meta Platforms, Inc., Class A ........... 80,096 25,518,586
Pinterest, Inc., Class A ............... 49,759 1,442,513
Snap, Inc., Class A, NVS .............. 83,883 952,911
ZoomInfo Technologies, Inc. ........... 22,512 575,632
104,646,330
IT Services — 1.4%
Accenture plc, Class A ............... 28,549 9,031,476
Akamai Technologies, Inc.
(a)
............ 4,262 402,759
Cloudflare, Inc., Class A
(a)(b)
............ 24,238 1,666,847
EPAM Systems, Inc.
(a)
................ 4,881 1,155,870
Gartner, Inc.
(a)
..................... 6,616 2,339,351
GoDaddy, Inc., Class A
(a)
.............. 12,906 994,924
MongoDB, Inc., Class A
(a)
............. 5,857 2,479,854
Okta, Inc., Class A
(a)
................. 13,056 1,003,484
Snowflake, Inc., Class A
(a)
............. 24,291 4,316,754
Twilio, Inc., Class A
(a)
................ 14,779 975,857
VeriSign, Inc.
(a)
.................... 7,574 1,597,735
25,964,911
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. ............. 24,759 3,014,903
Avantor, Inc.
(a)
..................... 17,580 361,621
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,797 728,432
Bio-Techne Corp. ................... 13,276 1,107,218
Bruker Corp. ...................... 8,320 571,750
Charles River Laboratories International, Inc.
(a)
4,334 908,146
Danaher Corp. .................... 55,729 14,214,239
Illumina, Inc.
(a)
..................... 6,627 1,273,378
IQVIA Holdings, Inc.
(a)
................ 8,709 1,948,726
Mettler-Toledo International, Inc.
(a)
....... 1,852 2,328,835
Repligen Corp.
(a)
................... 4,400 754,864
Thermo Fisher Scientific, Inc. ........... 12,023 6,596,539
Waters Corp.
(a)
.................... 3,300 911,493
West Pharmaceutical Services, Inc. ...... 6,211 2,285,897
37,006,041
Machinery — 1.6%
Caterpillar, Inc. .................... 16,281 4,317,233
Cummins, Inc. ..................... 5,093 1,328,254
Deere & Co. ...................... 11,933 5,126,417
Dover Corp. ...................... 7,069 1,031,862
Fortive Corp. ...................... 16,065 1,258,693
Graco, Inc. ....................... 14,228 1,128,707
IDEX Corp. ....................... 6,365 1,437,281
Ingersoll Rand, Inc. ................. 34,006 2,219,572
Lincoln Electric Holdings, Inc. .......... 4,819 967,221
Middleby Corp. (The)
(a)
............... 2,238 339,840
Nordson Corp. ..................... 4,543 1,143,064
Otis Worldwide Corp. ................ 18,318 1,666,205
Parker-Hannifin Corp. ................ 7,347 3,012,343
Pentair plc ....................... 6,099 423,881
Toro Co. (The) ..................... 8,819 896,451
Westinghouse Air Brake Technologies Corp. . 8,031 951,192
Xylem, Inc. ....................... 20,110 2,267,403
29,515,619
Media — 0.3%
(a)
Charter Communications, Inc., Class A .... 2,420 980,560
Liberty Broadband Corp., Class A ........ 1,328 117,966
Liberty Broadband Corp., Class C, NVS .... 9,953 887,111
Trade Desk, Inc. (The), Class A ......... 37,351 3,408,652
5,394,289

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 0.0%
Royal Gold, Inc. .................... 5,495 $ 660,169
Multi-Utilities — 0.1%
Ameren Corp. ..................... 10,903 934,060
CenterPoint Energy, Inc. .............. 21,137 636,012
CMS Energy Corp. .................. 9,350 571,005
2,141,077
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc. ...... 5,919 743,900
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc. ................ 11,315 1,831,446
ConocoPhillips .................... 47,277 5,565,448
Coterra Energy, Inc. ................. 35,272 971,391
Devon Energy Corp. ................. 25,693 1,387,422
Diamondback Energy, Inc. ............. 6,542 963,767
EQT Corp. ....................... 18,064 761,940
Hess Corp. ....................... 9,980 1,514,265
Marathon Oil Corp. .................. 17,232 452,685
Marathon Petroleum Corp. ............ 11,952 1,589,855
Occidental Petroleum Corp. ............ 36,640 2,313,083
Ovintiv, Inc. ....................... 7,803 359,640
Targa Resources Corp. ............... 7,627 625,338
Texas Pacific Land Corp. .............. 520 783,276
19,119,556
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
.......... 27,497 460,575
Delta Air Lines, Inc. ................. 25,181 1,164,873
Southwest Airlines Co. ............... 21,189 723,816
United Airlines Holdings, Inc.
(a)
.......... 11,867 644,497
2,993,761
Personal Care Products — 0.1%
Coty, Inc., Class A
(a)
................. 11,617 139,869
Estee Lauder Cos., Inc. (The), Class A .... 11,386 2,049,480
2,189,349
Pharmaceuticals — 2.5%
Catalent, Inc.
(a)
.................... 4,444 215,623
Eli Lilly & Co. ..................... 66,116 30,053,028
Merck & Co., Inc. ................... 67,779 7,228,630
Zoetis, Inc., Class A ................. 38,778 7,293,754
44,791,035
Professional Services — 1.4%
Automatic Data Processing, Inc. ......... 34,695 8,578,686
Booz Allen Hamilton Holding Corp. ....... 4,916 595,229
Broadridge Financial Solutions, Inc. ...... 9,911 1,664,255
Ceridian HCM Holding, Inc.
(a)
........... 13,044 923,646
Equifax, Inc. ...................... 10,335 2,109,167
Genpact Ltd. ...................... 5,717 206,326
Jacobs Solutions, Inc. ................ 4,633 581,025
KBR, Inc. ........................ 7,002 430,553
Paychex, Inc. ..................... 26,837 3,367,238
Paycom Software, Inc. ............... 4,106 1,514,129
Paylocity Holding Corp.
(a)
............. 3,526 799,873
Robert Half, Inc. ................... 4,178 309,799
TransUnion
(b)
...................... 9,415 750,281
Verisk Analytics, Inc. ................. 12,110 2,772,463
24,602,670
Real Estate Management & Development — 0.3%
(a)
CBRE Group, Inc., Class A ............ 8,856 737,793
CoStar Group, Inc.
(b)
................. 34,283 2,878,744
Zillow Group, Inc., Class A ............. 4,835 257,319
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C, NVS
(b)
....... 13,563 $ 734,572
4,608,428
Residential REITs — 0.5%
American Homes 4 Rent, Class A ........ 16,100 603,428
AvalonBay Communities, Inc. .......... 6,700 1,263,955
Camden Property Trust ............... 8,931 974,283
Equity LifeStyle Properties, Inc. ......... 9,135 650,229
Equity Residential .................. 14,799 975,846
Essex Property Trust, Inc. ............. 2,287 556,999
Invitation Homes, Inc. ................ 48,838 1,733,749
Mid-America Apartment Communities, Inc. .. 5,379 805,021
Sun Communities, Inc. ............... 10,449 1,361,505
UDR, Inc. ........................ 17,114 699,620
9,624,635
Retail REITs — 0.1%
Federal Realty Investment Trust ......... 3,433 348,518
Realty Income Corp. ................. 27,372 1,668,871
Regency Centers Corp. .............. 4,644 304,321
2,321,710
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.
(a)
......... 82,239 9,408,142
Analog Devices, Inc. ................. 21,021 4,194,320
Broadcom, Inc. .................... 17,453 15,684,138
Enphase Energy, Inc.
(a)(b)
.............. 11,559 1,755,003
Entegris, Inc. ...................... 12,554 1,377,299
First Solar, Inc.
(a)
................... 8,311 1,723,701
Lattice Semiconductor Corp.
(a)
.......... 11,513 1,046,992
Marvell Technology, Inc. .............. 72,151 4,699,195
Microchip Technology, Inc. ............. 22,087 2,074,853
Monolithic Power Systems, Inc. ......... 3,770 2,109,277
NVIDIA Corp. ..................... 207,534 96,978,563
NXP Semiconductors NV ............. 9,376 2,090,660
ON Semiconductor Corp.
(a)
............ 17,388 1,873,557
Skyworks Solutions, Inc. .............. 4,783 547,032
SolarEdge Technologies, Inc.
(a)
.......... 4,723 1,140,416
Teradyne, Inc.
(b)
.................... 6,191 699,212
Texas Instruments, Inc. ............... 33,547 6,038,460
153,440,820
Software — 18.8%
Adobe, Inc.
(a)
...................... 38,493 21,023,722
ANSYS, Inc.
(a)
..................... 7,297 2,496,304
Aspen Technology, Inc.
(a)(b)
............. 2,425 432,863
Atlassian Corp., Class A
(a)
............. 12,703 2,311,184
Autodesk, Inc.
(a)
.................... 17,997 3,815,184
Bentley Systems, Inc., Class B .......... 16,733 901,574
BILL Holdings, Inc.
(a)
................. 8,113 1,016,883
Black Knight, Inc.
(a)
.................. 6,722 472,691
Cadence Design Systems, Inc.
(a)
........ 22,883 5,354,851
Crowdstrike Holdings, Inc., Class A
(a)
...... 18,747 3,030,640
Datadog, Inc., Class A
(a)
.............. 21,064 2,458,590
DocuSign, Inc.
(a)
................... 17,056 917,954
Dynatrace, Inc.
(a)
................... 18,309 1,001,319
Fair Isaac Corp.
(a)
................... 2,095 1,755,547
Fortinet, Inc.
(a)
..................... 54,752 4,255,325
HubSpot, Inc.
(a)
.................... 4,151 2,409,863
Intuit, Inc. ........................ 23,541 12,045,930
Manhattan Associates, Inc.
(a)
........... 5,199 991,033
Microsoft Corp. .................... 623,959 209,600,307
Oracle Corp. ...................... 52,948 6,207,094
Palantir Technologies, Inc., Class A
(a)(b)
.... 150,950 2,994,848
Palo Alto Networks, Inc.
(a)(b)
............ 25,395 6,347,734
Procore Technologies, Inc.
(a)
........... 6,013 456,086

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PTC, Inc.
(a)
....................... 8,929 $ 1,301,938
Roper Technologies, Inc. .............. 3,918 1,931,770
Salesforce, Inc.
(a)
................... 82,157 18,486,147
ServiceNow, Inc.
(a)
.................. 17,097 9,967,551
Splunk, Inc.
(a)
..................... 12,798 1,386,407
Synopsys, Inc.
(a)
................... 12,786 5,776,715
Tyler Technologies, Inc.
(a)
............. 3,514 1,393,758
Unity Software, Inc.
(a)
................ 18,688 856,658
VMware, Inc., Class A
(a)
.............. 7,310 1,152,275
Workday, Inc., Class A
(a)
.............. 17,289 4,099,741
Zoom Video Communications, Inc., Class A
(a)(b)
18,455 1,353,674
Zscaler, Inc.
(a)
..................... 7,171 1,150,085
341,154,245
Specialized REITs — 1.2%
American Tower Corp. ............... 28,018 5,332,106
Crown Castle, Inc. .................. 13,838 1,498,517
CubeSmart ....................... 11,290 489,534
Digital Realty Trust, Inc. .............. 10,746 1,339,167
Equinix, Inc. ...................... 7,849 6,357,062
Extra Space Storage, Inc. ............. 10,203 1,424,033
Gaming & Leisure Properties, Inc. ....... 7,009 332,647
Iron Mountain, Inc. .................. 14,401 884,221
Lamar Advertising Co., Class A ......... 2,272 224,246
Public Storage ..................... 5,520 1,555,260
SBA Communications Corp. ........... 9,121 1,997,043
21,433,836
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
................... 831 2,062,309
Burlington Stores, Inc.
(a)
.............. 5,433 965,010
CarMax, Inc.
(a)
..................... 7,147 590,414
Five Below, Inc.
(a)
................... 4,716 982,531
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 9,006 1,034,339
Home Depot, Inc. (The) .............. 31,715 10,587,736
Lowe's Cos., Inc. ................... 17,930 4,200,461
O'Reilly Automotive, Inc.
(a)
............. 3,384 3,132,873
Ross Stores, Inc. ................... 28,610 3,279,850
TJX Cos., Inc. (The) ................. 59,371 5,137,373
Tractor Supply Co. .................. 9,202 2,061,156
Ulta Beauty, Inc.
(a)
.................. 4,189 1,863,267
35,897,319
Technology Hardware, Storage & Peripherals — 13.4%
Apple, Inc. ....................... 1,240,698 243,735,122
NetApp, Inc. ...................... 8,286 646,391
244,381,513
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.
(a)
.............. 2,202 1,197,205
Lululemon Athletica, Inc.
(a)
............. 9,713 3,676,662
NIKE, Inc., Class B ................. 72,037 7,952,165
12,826,032
Trading Companies & Distributors — 0.4%
Fastenal Co. ...................... 48,003 2,813,456
United Rentals, Inc. ................. 3,152 1,464,671
Watsco, Inc. ...................... 2,815 1,064,605
WW Grainger, Inc. .................. 3,758 2,775,245
8,117,977
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 8,575 1,264,212
Essential Utilities, Inc. ................ 11,283 477,158
1,741,370
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 27,157 $ 3,741,420
Total Long-Term Investments — 99.8%
(Cost: $1,343,931,929) ........................... 1,814,307,991
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 26,225,851 26,231,096
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 3,416,066 3,416,066
Total Short-Term Securities — 1.6%
(Cost: $29,643,473) .............................. 29,647,162
Total Investments — 101.4%
(Cost: $1,373,575,402 ) ........................... 1,843,955,153
Liabilities in Excess of Other Assets — (1.4)% ............ (25,785,737)
Net Assets — 100.0% ..............................
$ 1,818,169,416
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 32,759,171 $ — $ (6,524,791)
(a)
$ 6,171 $ (9,455) $ 26,231,096 26,225,851 $ 24,058
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,400,069 1,015,997
(a)
— — — 3,416,066 3,416,066 34,712 —
$ 6,171 $ (9,455) $ 29,647,162 $ 58,770 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 10 09/15/23 $ 3,172 $ 111,606
S&P E-Mini Communication Services Index ........................................ 4 09/15/23 362 17,791
$ 129,397

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,814,307,991 $ — $ — $ 1,814,307,991
Short-Term Securities
Money Market Funds ...................................... 29,647,162 — — 29,647,162
$ 1,843,955,153 $ — $ — $ 1,843,955,153
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 129,397 $ — $ — $ 129,397
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares